Income Taxes (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation

	2022	2021
Computed tax benefit at federal statutory rate	21%	21%
Permanent differences	—%	—%
State tax benefit	6%	7%
Stock based compensation	(1)%	(1)%
Foreign tax rate differential	—%	—%
Change in valuation allowance	(24)%	(25)%
Research and development credit	—%	(1)%
Change in fair value of debt	(2)%	(1)%
	—%	—%

Schedule of Deferred Tax Assets and Liabilities

	2022	2021
Deferred tax assets/(liabilities):
Net operating loss carryforwards	$10,102	$7,301
Research and development credit carryforwards	404	254
Stock-based and other compensation	1,616	802
Lease liability	12	42
Capitalized research and development expenditures	1,306	—
Transaction and financing costs	537	—
Depreciation and amortization	207	—
Accrued liabilities and other reserves	1,376	1,057
Total deferred tax assets	15,560	9,456
Right-of-use and other assets	(10)	(57)
Total deferred tax liabilities	(10)	(57)
Valuation allowance	(15,550)	(9,399)
Net deferred tax asset	$—	$—

Schedule of Unrecognized Tax Benefit

A reconciliation of the beginning and ending unrecognized tax benefit amount is as follows (in thousands):

	December 31,
	2022	2021
Balance at the beginning of the year	$1,077	$965
Additions based on tax positions related to current year	162	106
Adjustments based on tax positions related to prior years	—	6
Balance at end of year	$1,239	$1,077